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                                  UNITED STATES                |         SEC USE ONLY       |
                       SECURITIES AND EXCHANGE COMMISSION      |----------------------------|
                             WASHINGTON, D.C. 20549             -----------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE
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          Report for the Calendar Year of Quarter Ended June 30, 2005.


          Check here if Amendment: /X/ : Amendment Number 1
          This Amendment (Check only one):
                   / / is a restatement.
                   /X/ adds new holdings entries.

Name of Institutional Investment Manager filing this report:

            Polygon Investment Partners LLP
--------------------------------------------------------------------------------

            10 Duke of York Square,  London SW3 4LY  United Kingdom
--------------------------------------------------------------------------------

Form 13F File Number: 28-10987

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investment Partners LLP

Name:   Sean Cote
Title:  General Counsel
Phone:  011-44-207-901-8330

Signature, Place, and Date of Signing:

         /s/ Sean Cote
--------------------------------------------------------------------------------
[Signature]
         London, England
--------------------------------------------------------------------------------
[City, State]
         November 14, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
/ / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              FORM 13 SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

                                       2
--------------------------------------------------------------------------------
Form 13F Information Table Entry Total:

                                      18
--------------------------------------------------------------------------------
Form 13F Information Table Value Total:

                                    677,661 (x $1,000)
--------------------------------------------------------------------------------

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

(01)
(28-10988)
Polygon Investment Partners LP

(02)
(28-10989)
Polygon Investment Ltd.

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AMERICAN EXPRESS CO       CALL             025816909    26615    500000 SH    CALL   DEFINED       01;02      500000     0       0
AMERICAN EXPRESS CO       COM              025816109    22622    425000 SH           DEFINED       01;02      425000     0       0
CARNIVAL CORP             PAIRED CTF       143658300    20809    379600 SH           DEFINED       01;02      379600     0       0
CHEVRON CORP NEW          PUT              166764950    41940    750000 SH    PUT    DEFINED       01;02      750000     0       0
DELL INC                  PUT              24702R951     9352    237000 SH    PUT    DEFINED       01;02      237000     0       0
DELL INC                  PUT              24702R951     5919    150000 SH    PUT    DEFINED       01;02      150000     0       0
GATEWAY INC               COM              367626108    11880   3600000 SH           DEFINED       01;02     3600000     0       0
HOSPIRA INC               COM              441060100    19500    500000 SH           DEFINED       01;02      500000     0       0
KANSAS CITY SOUTHERN      COM NEW          485170302    20876   1034500 SH           DEFINED       01;02     1034500     0       0
LEXMARK INTL NEW          PUT              529771957      486      7500 SH    PUT    DEFINED       01;02        7500     0       0
LEXMARK INTL NEW          PUT              529771957     1069     16500 SH    PUT    DEFINED       01;02       16500     0       0
LEXMARK INTL NEW          PUT              529771957     4635     71500 SH    PUT    DEFINED       01;02       71500     0       0
MEDTRONIC INC             PUT              585055956    25895    500000 SH    PUT    DEFINED       01;02      500000     0       0
NEIMAN MARCUS GROUP INC   CL B             640204301    11681    120800 SH           DEFINED       01;02      120800     0       0
NEWS CORP                 CL B             65248E203     9170    543900 SH           DEFINED       01;02      543900     0       0
SPECTRUM BRANDS INC       COM              84762L105    11550    350000 SH           DEFINED       01;02      350000     0       0
TLC VISION CORP           COM              872549100    10851   1325000 SH           DEFINED       01;02     1325000     0       0
UNOCAL CORP               COM              915289102   422811   6499800 SH           DEFINED       01;02     6499800     0       0